Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.457%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,743,641.63

Principal:
Principal Collections	$20,598,569.04
Prepayments in Full	$11,732,554.74
Liquidation Proceeds	$371,932.30
Recoveries	$66,852.88
Sub Total	$32,769,908.96
Collections	$34,513,550.59

Purchase Amounts:
Purchase Amounts Related to Principal	$490,015.07
Purchase Amounts Related to Interest	$1,646.89
Sub Total	$491,661.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,005,212.55

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,005,212.55
Servicing Fee	$495,838.48	$495,838.48	$0.00	$0.00	$34,509,374.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,509,374.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,509,374.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,509,374.07
Interest - Class A-3 Notes	$294,763.41	$294,763.41	$0.00	$0.00	$34,214,610.66
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$34,040,033.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,040,033.83
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$33,946,074.83
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,946,074.83
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$33,878,209.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,878,209.41
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$33,794,989.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,794,989.83
Regular Principal Payment	$32,047,613.02	$32,047,613.02	$0.00	$0.00	$1,747,376.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,747,376.81
Residual Released to Depositor	$0.00	$1,747,376.81	$0.00	$0.00	$0.00
Total		$35,005,212.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$32,047,613.02
Total					$32,047,613.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,047,613.02	$54.52	$294,763.41	$0.50	$32,342,376.43	$55.02
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$32,047,613.02	$17.05	$714,384.24	$0.38	$32,761,997.26	$17.43

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$304,927,669.00	0.5187609	$272,880,055.98	0.4642396
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$566,487,669.00	0.3014258	$534,440,055.98	0.2843734

Pool Information
Weighted Average APR	3.474%	3.472%
Weighted Average Remaining Term	33.04	32.24
Number of Receivables Outstanding	43,565	42,250
Pool Balance	$595,006,179.80	$561,231,148.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$566,487,669.00	$534,440,055.98
Pool Factor	0.3064833	0.2890861

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$26,791,092.21
Targeted Overcollateralization Amount	$26,791,092.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,791,092.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		127	$581,960.46
(Recoveries)		158	$66,852.88
Net Loss for Current Collection Period			$515,107.58
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0389%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5389%
Second Prior Collection Period			0.6478%
Prior Collection Period			0.8109%
Current Collection Period			1.0692%
Four Month Average (Current and Prior Three Collection Periods)			0.7667%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,537	$13,471,543.70
(Cumulative Recoveries)			$1,757,100.45
Cumulative Net Loss for All Collection Periods			$11,714,443.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6034%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,969.26
Average Net Loss for Receivables that have experienced a Realized Loss			$2,581.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.78%	598	$10,011,371.82
61-90 Days Delinquent	0.21%	64	$1,189,936.91
91-120 Days Delinquent	0.05%	14	$293,063.41
Over 120 Days Delinquent	0.17%	52	$937,935.02
Total Delinquent Receivables	2.22%	728	$12,432,307.16

Repossession Inventory:
Repossessed in the Current Collection Period		28	$547,303.38
Total Repossessed Inventory		41	$822,550.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3036%
Prior Collection Period			0.3397%
Current Collection Period			0.3077%
Three Month Average			0.3170%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer